Related parties - Hainan Airlines (Details) € in Millions, R$ in Millions, $ in Millions						12 Months Ended
	Mar. 14, 2016 EUR (€)	Mar. 14, 2016 USD ($)	Mar. 14, 2016 BRL (R$)	Feb. 05, 2016 USD ($)	Feb. 05, 2016 BRL (R$)	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$) shares
Transactions between related parties
Proceeds from loan							R$ 1,750.1		R$ 833.0	R$ 1,194.0
Acquisition of long-term investments									360.8
Amount received on conversion of loan							1,231.3		1,451.6	313.0
Issue of equity							1,308.0		1,473.1	313.0
Recognition of an gain (loss)							(90.4)		10.8	(82.8)
HNA
Transactions between related parties
Committed contribution amount under Investment Agreement				$ 450	R$ 1,753.9
Increase issued capital on conversion of loan									324.8
Amount received on conversion of loan								$ 350	R$ 660.4
Aggregate economic interest on dilutive basis						3.00%					3.00%
Value of obligation						€ 6.9					R$ 26.0
HNA | Purchase of TAP Convertible Bonds option issued
Transactions between related parties
Acquisition of long-term investments	€ 90.0		R$ 360.8
Notional amount | €						30.0
Gain recognized							154.4
Parpublica Participacoes Publicas
Transactions between related parties
Exercise option to subscribe TAP convertible loans, in order to indirect shareholding of TAP | €						€ 30.0
Preferred shares
Transactions between related parties
Number of shares issued | shares						321,753,720					321,753,720
Class D preferred share
Transactions between related parties
Number of shares issued | shares								63,241,900	63,241,900
Issue of equity									R$ 985.2
Capital Reserve
Transactions between related parties
Issue of equity							R$ 646.5		487.9	R$ 307.6
Capital Reserve | Class D preferred share
Transactions between related parties
Issue of equity									R$ 487.9
Subordinated convertible loan | Class D preferred share
Transactions between related parties
Proceeds from loan		$ 100	R$ 360.8